Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership's Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets, Carrying amount
Cash and cash equivalents, Carrying amount	$ 20.6	$ 55.9	$ 36.3	$ 54.5
Restricted cash, Carrying amount	1.7	3.0
Current interest rate swap/forward foreign exchange contracts, Carrying amount	11.4	11.0
Non-current forward currency exchange contracts, Carrying amount	19.2	22.9
Financial assets, Fair value
Cash and cash equivalents, Fair Value	20.6	55.9
Current interest rate swap/forward foreign exchange contracts Fair value	11.4	11.0
Non-current forward currency exchange contracts, Fair value	19.2	22.9
Financial liabilities, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	6.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Carrying amount	5.4	5.8
Long-term debt, Carrying amount	695.9	691.8
Current installments of long-term debt, Carrying amount	6.0	8.9
Long-term debt	689.9	682.9
Financial liabilities, Fair value
Current interest rate swap/forward foreign exchange contracts, Fair value	6.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Fair value	5.4	5.8
Non Affiliated Entity [Member]
Financial liabilities, Carrying amount
Long-term debt	554.0	541.6
Affiliates [Member]
Financial liabilities, Carrying amount
Long-term debt	135.9	141.3
Foreign Exchange Forward [Member]
Financial assets, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	11.3	11.0
Non-current forward currency exchange contracts, Carrying amount	19.2	22.9
Financial assets, Fair value
Current interest rate swap/forward foreign exchange contracts Fair value	11.3	11.0
Non-current forward currency exchange contracts, Fair value	19.2	22.9
Financial liabilities, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	1.1	0.0
Non-current interest rate swap/forward foreign exchange contracts, Carrying amount	2.1	0.0
Financial liabilities, Fair value
Current interest rate swap/forward foreign exchange contracts, Fair value	1.1	0.0
Non-current interest rate swap/forward foreign exchange contracts, Fair value	2.1	0.0
Interest Rate Swap Contracts [Member]
Financial assets, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	0.1	0.0
Non-current forward currency exchange contracts, Carrying amount	0.0	0.0
Financial assets, Fair value
Current interest rate swap/forward foreign exchange contracts Fair value	0.1	0.0
Non-current forward currency exchange contracts, Fair value	0.0	0.0
Financial liabilities, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	5.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Carrying amount	3.3	5.8
Financial liabilities, Fair value
Current interest rate swap/forward foreign exchange contracts, Fair value	5.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Fair value	3.3	5.8
Variable Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities, Fair value
Long-term debt, Fair value	122.2	104.0
Variable Rate [Member] | Affiliates [Member]
Financial liabilities, Fair value
Long-term debt, Fair value	141.9	150.2
Fixed Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities, Fair value
Long-term debt, Fair value	454.7	443.1
Reported Value Measurement [Member]
Financial assets, Carrying amount
Cash and cash equivalents, Carrying amount	20.6	55.9
Restricted cash, Carrying amount	1.7	3.0
Reported Value Measurement [Member] | Affiliates [Member]
Financial liabilities, Carrying amount
Current installments of long-term debt, Carrying amount	6.0	8.9
Long-term debt	135.9	141.3
Reported Value Measurement [Member] | Foreign Exchange Forward [Member]
Financial assets, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	11.3	11.0
Non-current forward currency exchange contracts, Carrying amount	19.2	22.9
Financial assets, Fair value
Current interest rate swap/forward foreign exchange contracts Fair value	11.3	11.0
Non-current forward currency exchange contracts, Fair value	19.2	22.9
Financial liabilities, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	1.1	0.0
Non-current interest rate swap/forward foreign exchange contracts, Carrying amount	2.1	0.0
Financial liabilities, Fair value
Current interest rate swap/forward foreign exchange contracts, Fair value	1.1	0.0
Non-current interest rate swap/forward foreign exchange contracts, Fair value	2.1	0.0
Reported Value Measurement [Member] | Interest Rate Swap Contracts [Member]
Financial assets, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	0.1	0.0
Financial assets, Fair value
Current interest rate swap/forward foreign exchange contracts Fair value	0.1	0.0
Financial liabilities, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	5.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Carrying amount	3.3	5.8
Financial liabilities, Fair value
Current interest rate swap/forward foreign exchange contracts, Fair value	5.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Fair value	3.3	5.8
Reported Value Measurement [Member] | Variable Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities, Carrying amount
Long-term debt, Carrying amount	122.2	104.0
Reported Value Measurement [Member] | Fixed Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities, Carrying amount
Long-term debt, Carrying amount	434.7	441.0
Estimate of Fair Value Measurement [Member]
Financial assets, Fair value
Cash and cash equivalents, Fair Value	20.6	55.9
Restricted cash, Fair value	1.7	3.0
Estimate of Fair Value Measurement [Member] | Affiliates [Member]
Financial liabilities, Fair value
Current installments of long-term debt, Fair value	6.0	8.9
Long-term debt, excluding current installments, Fair value	135.9	141.3
Estimate of Fair Value Measurement [Member] | Foreign Exchange Forward [Member]
Financial assets, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	11.3	11.0
Non-current forward currency exchange contracts, Carrying amount	19.2	22.9
Financial assets, Fair value
Current interest rate swap/forward foreign exchange contracts Fair value	11.3	11.0
Non-current forward currency exchange contracts, Fair value	19.2	22.9
Financial liabilities, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	1.1	0.0
Non-current interest rate swap/forward foreign exchange contracts, Carrying amount	2.1	0.0
Financial liabilities, Fair value
Current interest rate swap/forward foreign exchange contracts, Fair value	1.1	0.0
Non-current interest rate swap/forward foreign exchange contracts, Fair value	2.1	0.0
Estimate of Fair Value Measurement [Member] | Interest Rate Swap Contracts [Member]
Financial assets, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	0.1	0.0
Financial assets, Fair value
Current interest rate swap/forward foreign exchange contracts Fair value	0.1	0.0
Financial liabilities, Carrying amount
Current interest rate swap/forward foreign exchange contracts, Carrying amount	5.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Carrying amount	3.3	5.8
Financial liabilities, Fair value
Current interest rate swap/forward foreign exchange contracts, Fair value	5.3	5.1
Non-current interest rate swap/forward foreign exchange contracts, Fair value	3.3	5.8
Estimate of Fair Value Measurement [Member] | Variable Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities, Fair value
Long-term debt, Fair value	122.2	104.0
Estimate of Fair Value Measurement [Member] | Fixed Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities, Fair value
Long-term debt, Fair value	$ 454.7	$ 443.1